GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.88%
37,137	Agnico Eagle Mines Ltd	$ 1,482,525
185,000	Anglo American PLC	3,241,403
28,900	Arkema SA	1,973,135
230,500	BlueScope Steel Ltd	1,206,789
80,800	Boliden AB(a)	1,449,542
54,200	Covestro AG(b)	1,644,872
27,146	Croda International PLC(a)	1,431,483
61,800	Evonik Industries AG	1,290,585
385,500	Fortescue Metals Group Ltd	2,362,434
49,979	Franco-Nevada Corp	4,993,638
6,078	Givaudan SA	18,701,865
631,768	Highland Gold Mining Ltd	1,523,858
55,400	Kaneka Corp	1,320,264
104,300	Kansai Paint Co Ltd	1,978,357
710,000	Kingboard Holdings Ltd	1,645,945
335,700	Mitsubishi Chemical Holdings Corp	1,993,397
162,500	Mitsubishi Gas Chemical Co Inc	1,753,510
120,900	Mitsui Chemicals Inc	2,275,598
112,362	Novozymes A/S Class B(a)	5,040,201
63,800	Rio Tinto Ltd	3,286,947
453,100	St Barbara Ltd	598,256
507,000	Sumitomo Chemical Co Ltd	1,497,909
63,898	Symrise AG	5,911,136
22,600	UPM-Kymmene OYJ(a)	616,233
		69,219,882
Communications — 3.14%
2,880	Alphabet Inc Class A(c)	3,346,416
1,412,200	BT Group PLC	2,053,786
261,200	KDDI Corp	7,715,481
348,200	Nippon Telegraph & Telephone Corp	8,327,767
296,000	Telefonica SA	1,347,124
250,600	Television Francaise 1(a)	1,362,005
19,675	Thomson Reuters Corp	1,340,467
20,723	Wix.com Ltd(c)	2,089,293
		27,582,339
Consumer, Cyclical — 8.71%
14,200	Aisin Seiki Co Ltd	347,775
410,400	Barratt Developments PLC	2,217,834
39,800	Bayerische Motoren Werke AG	2,031,761
45,981	Cie Financiere Richemont SA	2,457,862
40,403	Cie Generale des Etablissements Michelin SCA	3,538,694
332,988	Compass Group PLC	5,185,926
73,300	Daimler AG(a)	2,189,046
45,500	Daiwabo Holdings Co Ltd(c)	2,176,186
89,000	Deutsche Lufthansa AG(a)	832,430
929,000	Dixons Carphone PLC	890,386
100,600	EDION Corp(a)(c)	829,858
85,811	Electrolux AB Series B(a)	1,060,081
534,500	Esprit Holdings Ltd(a)(c)	45,236
35,500	Faurecia SE	1,039,498
Shares		Fair Value
Consumer, Cyclical — (continued)
132,100	Finnair OYJ(c)	$ 523,007
606,476	Harvey Norman Holdings Ltd(a)	1,113,588
110,800	Honda Motor Co Ltd	2,479,310
204,100	Inchcape PLC	1,088,744
440,100	International Consolidated Airlines Group SA	1,014,438
329,300	ITOCHU Corp(a)	6,814,738
56,500	Japan Airlines Co Ltd	1,038,326
56,300	JTEKT Corp(a)	380,249
38,900	Kaufman & Broad SA(c)	1,195,027
216,300	Kindred Group PLC	792,472
1,038,600	Kingfisher PLC	1,823,673
100,100	Kohnan Shoji Co Ltd(c)	2,027,322
4,798	LVMH Moet Hennessy Louis Vuitton SE	1,759,675
346,800	Marubeni Corp	1,721,191
94,900	Mitsubishi Corp	2,007,347
30,500	Pandora A/S(a)	979,999
95,300	Peugeot SA	1,240,738
694,700	Qantas Airways Ltd	1,351,615
366,571	Redrow PLC	1,622,700
32,900	Renault SA	625,255
24,800	Rheinmetall AG	1,723,522
47,562	Ryanair Holdings PLC Sponsored ADR(c)	2,525,067
69,000	Showa Corp	1,438,377
204,900	Sumitomo Corp	2,336,730
182,900	Super Retail Group Ltd(a)(c)	523,134
156,700	Teijin Ltd	2,650,580
375,200	Volvo AB Class B	4,459,603
136,700	Yamaha Motor Co Ltd	1,643,809
113,500	Yokohama Rubber Co Ltd	1,407,071
856,000	Yue Yuen Industrial Holdings Ltd	1,308,054
		76,457,934
Consumer, Non-Cyclical — 32.95%
58,400	Adecco Group AG	2,301,348
158,641	Amadeus IT Group SA	7,467,057
52,700	Arcs Co Ltd(c)	946,766
192,900	Astellas Pharma Inc	2,972,079
12,240	ASTM SpA(c)	215,722
230,000	Babcock International Group PLC	1,085,200
132,400	British American Tobacco PLC	4,509,413
26,800	Britvic PLC	232,105
72	Chocoladefabriken Lindt & Spruengli AG(a)	604,330
166,433	Colgate-Palmolive Co	11,044,494
126,692	Danone SA	8,108,070
332,537	Diageo PLC	10,542,527
18,059	EssilorLuxottica SA	1,911,994
182,456	Experian PLC	5,068,432
67,900	Ezaki Glico Co Ltd(c)	2,843,473
437,000	GlaxoSmithKline PLC	8,198,839
84,032	Heineken NV	7,131,291
141,400	Imperial Brands PLC	2,609,231
815,700	Inghams Group Ltd(a)	1,634,635

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
78,560	Intertek Group PLC	$ 4,588,892
140,300	Ito En Ltd	7,410,842
524,500	J Sainsbury PLC	1,356,448
149,300	Kao Corp	12,163,208
45,543	Kerry Group PLC Class A	5,284,133
84,500	Kobayashi Pharmaceutical Co Ltd(a)	7,818,017
249,600	Koninklijke Ahold Delhaize NV	5,814,827
9,900	Kose Corp	1,225,043
258,480	Leroy Seafood Group ASA	1,265,248
40,093	L'Oreal SA	10,376,512
716,900	Metcash Ltd	1,389,916
131,100	Metro AG	1,116,605
16,800	Morinaga Milk Industry Co Ltd(c)	648,004
267,735	Nestle SA	27,407,442
155,900	Nihon Kohden Corp(c)	5,887,616
21,600	Nissin Foods Holdings Co Ltd	1,792,517
49,240	Novartis AG	4,062,243
82,497	Pernod Ricard SA	11,709,328
72,900	Prima Meat Packers Ltd(c)	1,650,395
46,200	Randstad NV	1,630,489
151,782	Reckitt Benckiser Group PLC	11,560,178
165,324	Rentokil Initial PLC	789,380
49,000	Roche Holding AG	15,765,359
144,800	Rohto Pharmaceutical Co Ltd	3,956,255
4,350	Salmar ASA	143,915
87,100	Sanofi	7,540,680
380,700	Santen Pharmaceutical Co Ltd	6,533,485
196,800	Scandinavian Tobacco Group A/S(b)	1,976,096
87,500	Secom Co Ltd	7,236,972
3,181	SGS SA	7,336,895
150,800	Shimadzu Corp	3,935,613
46,300	Sohgo Security Services Co Ltd(c)	2,247,366
327,400	Tate & Lyle PLC	2,662,856
131,200	Terumo Corp	4,495,093
1,585,700	Tesco PLC	4,476,092
155,200	Toyo Suisan Kaisha Ltd	7,501,213
50,000	UCB SA	4,278,114
3,099,500	WH Group Ltd(b)	2,860,866
		289,321,159
Diversified — 0.17%
225,900	CK Hutchison Holdings Ltd	1,505,660
Energy — 2.82%
1,741,000	Beach Energy Ltd	1,213,292
945,400	BP PLC	3,876,461
50,711	Core Laboratories NV	524,352
13,400	Landis+Gyr Group AG	916,858
78,000	OMV AG	2,134,619
220,997	Petrofac Ltd	528,904
394,400	Repsol SA	3,518,547
256,600	Royal Dutch Shell PLC Class B	4,303,581
189,000	Total SA(a)	7,121,301
Shares		Fair Value
Energy — (continued)
351,700	Z Energy Ltd	$ 602,462
		24,740,377
Financial — 13.57%
248,600	3i Group PLC	2,408,227
76,500	Aareal Bank AG	1,257,749
160,100	ABN AMRO Bank NV(b)	1,299,176
27,100	Allianz SE	4,615,067
75,900	ASR Nederland NV	1,908,383
126,400	Australia & New Zealand Banking Group Ltd	1,325,609
417,300	Aviva PLC	1,371,466
151,800	AXA SA	2,570,272
615,700	Banco Bilbao Vizcaya Argentaria SA	1,906,550
222,200	Bank Leumi Le-Israel BM	1,225,203
498,400	Bank of Ireland Group PLC	929,053
78,400	BNP Paribas SA	2,288,908
221,900	Chiba Bank Ltd(a)(c)	965,966
103,000	CNP Assurances	997,306
106,100	Credit Agricole SA	750,753
341,800	Credit Suisse Group AG	2,758,789
133,100	Dai-ichi Life Holdings Inc	1,580,580
173,665	Deutsche Wohnen SE	6,581,685
228,500	DNB ASA	2,545,703
28,789	Euronext NV(b)	2,119,829
5,402	Fairfax Financial Holdings Ltd	1,656,068
99,200	Fukuoka Financial Group Inc(c)	1,308,595
580,800	Gunma Bank Ltd	1,753,035
217,700	Hachijuni Bank Ltd(a)	784,341
177,831	Hiscox Ltd	2,024,052
69,600	Hitachi Capital Corp(a)(c)	1,309,114
31,819	Julius Baer Group Ltd	1,065,856
27,618	Jyske Bank A/S(c)	682,324
638,500	Kerry Properties Ltd	1,669,675
20,655	LEG Immobilien AG	2,316,199
1,003,400	Legal & General Group PLC	2,370,116
312,800	Link Administration Holdings Ltd	617,636
4,418,100	Lloyds Banking Group PLC	1,726,988
366,380	Mebuki Financial Group Inc(a)	743,137
210,400	Mediobanca Banca di Credito Finanziario SpA	1,147,351
547,200	Mitsubishi UFJ Financial Group Inc	2,047,379
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(c)	1,732,759
730,500	Natixis SA	2,326,089
221,800	Nordea Bank Abp	1,247,716
326,000	North Pacific Bank Ltd(c)	613,704
398,200	ORIX Corp	4,750,791
819,600	Resona Holdings Inc	2,457,413
89,600	Shinoken Group Co Ltd	622,429
53,400	Societe Generale SA	874,807
102,300	Sompo Holdings Inc	3,153,286
810,300	Stockland REIT(c)	1,246,012
117,900	Sumitomo Mitsui Financial Group Inc	2,864,191

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
250,049	Svenska Handelsbanken AB Class A(a)(c)	$ 2,062,180
7,100	Swiss Life Holding AG	2,383,087
38,400	Swiss Re AG	2,956,758
105,320	Sydbank A/S(a)	1,471,317
92,846	TAG Immobilien AG(c)	1,825,957
593,526	UBS Group AG	5,440,328
986,300	UnipolSai Assicurazioni SpA	2,427,398
319,200	United Overseas Bank Ltd	4,379,440
89,433	Vonovia SE(c)	4,448,715
15,000	Zurich Insurance Group AG	5,269,599
		119,182,116
Industrial — 14.38%
62,100	AGC Inc	1,513,222
814,300	BAE Systems PLC	5,229,878
57,900	Bekaert SA	964,941
91,300	bpost SA	643,680
115,700	Brother Industries Ltd	1,752,448
2,832,000	China Resources Cement Holdings Ltd	3,327,107
69,600	Cie de Saint-Gobain	1,670,083
99,400	Deutsche Post AG	2,664,779
183,900	Deutz AG	668,963
43,100	Dfds A/S(a)(c)	969,755
7,400	Disco Corp	1,439,691
85,811	Electrolux Professional AB Class B(c)	247,218
150,861	Epiroc AB Class A	1,490,729
7,200	Flughafen Zurich AG	805,483
122,196	GEA Group AG(c)	2,524,298
5,656	Geberit AG	2,478,343
181,461	Halma PLC	4,260,685
50,879	Hirose Electric Co Ltd	5,245,262
105,400	Hitachi Ltd	3,027,764
350,735	Imi Plc	3,236,968
133,000	Japan Aviation Electronics Industry Ltd	1,591,539
269,400	Kitz Corp	1,619,285
92,500	Komatsu Ltd	1,496,966
458,100	Koninklijke BAM Groep NV	642,720
26,300	Krones AG	1,405,428
70,900	Kumagai Gumi Co Ltd	1,631,838
2,319,000	Lee & Man Paper Manufacturing Ltd(a)	1,390,939
127,908	Legrand SA	8,158,229
103,600	Lendlease Group	649,551
30,500	Makino Milling Machine Co Ltd	798,463
174,900	Mitsubishi Electric Corp	2,136,617
140,700	Nikon Corp	1,291,382
73,400	Nippon Electric Glass Co Ltd	977,470
28,132	Nordson Corp	3,799,789
408,000	NWS Holdings Ltd(a)	415,788
88,800	Omron Corp	4,591,199
372,100	Royal Mail PLC	573,370
117,700	Sandvik AB	1,655,649
11,039	Schindler Holding AG	2,415,085
131,329	Schneider Electric SE	11,100,317
Shares		Fair Value
Industrial — (continued)
30,360	Siemens AG	$ 2,542,200
92,300	Signify NV(b)	1,788,797
17,756	Sika AG	2,915,763
221,400	SKF AB Class B(a)	3,017,054
11,800	SMC Corp	4,947,076
119,700	Sodick Co Ltd	712,134
98,692	Spectris PLC	2,972,267
72,505	Spirax-Sarco Engineering PLC	7,274,518
34,200	Tsubakimoto Chain Co(c)	772,490
128,200	Venture Corp Ltd	1,221,244
85,280	Wartsila OYJ Abp(a)	622,753
94,600	Wienerberger AG	1,477,910
1,980,000	Xinyi Glass Holdings Ltd	2,260,892
108,000	Yokogawa Electric Corp	1,291,979
		126,319,998
Technology — 10.03%
91,258	Analog Devices Inc	8,181,280
49,277	ANSYS Inc(c)	11,455,424
15,250	Atos SE	1,016,036
268,728	Cadence Design Systems Inc(c)	17,746,797
2,200	Capgemini SE	183,837
32,116	Dassault Systemes SE	4,688,653
28,406	Descartes Systems Group Inc(c)	977,144
36,600	Dialog Semiconductor PLC(c)	951,345
145,925	Infineon Technologies AG	2,106,540
106,700	Micro Focus International PLC	526,454
255,471	Nomura Research Institute Ltd	5,396,250
43,600	Obic Co Ltd	5,680,634
2,174,000	PAX Global Technology Ltd	815,427
151,645	Samsung Electronics Co Ltd	5,896,185
32,806	SAP SE	3,662,725
18,800	Siltronic AG	1,360,059
253,509	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,115,195
37,688	Texas Instruments Inc	3,766,162
42,700	Ulvac Inc(c)	1,010,977
49,913	WiseTech Global Ltd(a)	518,895
		88,056,019
Utilities — 1.54%
1,543,900	A2A SpA	1,904,781
203,700	AGL Energy Ltd	2,131,792
28,500	Enagas SA	562,226
1,018,500	Enel SpA(c)	7,025,462
188,200	Engie SA(c)	1,927,256
		13,551,517
TOTAL COMMON STOCK — 95.19% (Cost $1,004,636,352)		$835,937,001

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
PREFERRED STOCK
Consumer, Cyclical — 0.60%
240,113	Schaeffler AG	$ 1,443,175
33,100	Volkswagen AG	3,813,010
		5,256,185
Consumer, Non-Cyclical — 1.19%
131,429	Henkel AG & Co KGaA	10,511,912
TOTAL PREFERRED STOCK — 1.79% (Cost $26,551,124)		$15,768,097
GOVERNMENT MONEY MARKET MUTUAL FUNDS
973,000	BlackRock FedFund Institutional Class(d), 0.33%(e)	973,000
1,400,000	Federated Hermes Government Obligations Fund Premier Shares(d), 0.37%(e)	1,400,000
1,061,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(d), 0.34%(e)	1,061,000
1,372,000	Goldman Sachs Financial Square Government Fund Institutional Class(d), 0.34%(e)	1,372,000
1,600,000	Invesco Government & Agency Portfolio Institutional Class(d), 0.43%(e)	1,600,000
1,660,000	JPMorgan US Government Money Market Fund Capital Shares(d), 0.32%(e)	1,660,000
1,575,000	Morgan Stanley Government Portfolio Institutional Class(d), 0.25%(e)	1,575,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.10% (Cost $9,641,000)		$9,641,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.11%
$2,133,042	Repurchase agreement (principal amount/value $2,133,283 with a maturity value of $2,133,285) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $2,133,042 on 4/1/20 collateralized by Government National Mortgage Association securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $2,175,949.(d)	2,133,042
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,723,309	Undivided interest of 16.75% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $8,723,309 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $53,148,871.(d)	$ 8,723,309
10,856,351	Undivided interest of 20.41% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $10,856,351 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $54,304,820.(d)	10,856,351
10,856,351	Undivided interest of 20.41% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $10,856,351 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(d)	10,856,351

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 3,501,957	Undivided interest of 40.28% in a repurchase agreement (principal amount/value $8,697,197 with a maturity value of $8,697,199) with TD Securities (USA) LLC, 0.01%, dated 3/31/20 to be repurchased at $3,501,957 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 1/1/44 - 8/1/48, with a value of $8,871,141.(d)	$ 3,501,957
TOTAL SHORT TERM INVESTMENTS — 4.11% (Cost $36,071,010)		$36,071,010
TOTAL INVESTMENTS — 102.19% (Cost $1,076,899,486)		$897,417,108
OTHER ASSETS & LIABILITIES, NET — (2.19)%		$(19,228,618)
TOTAL NET ASSETS — 100.00%		$878,188,490
(a)	All or a portion of the security is on loan at March 31, 2020.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2020.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2020, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
HSB	USD	22,365,188	JPY	2,465,399,000	August 21, 2020	$(685,603)
Counterparty Abbreviations:
HSB	HSBC Bank USA
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Summary of Investments by Country as of March 31, 2020.
Country	Fair Value	Percentage of Fund Investments
Japan	$213,036,515	23.74%
United Kingdom	118,844,560	13.24
Switzerland	108,043,294	12.04
United States	105,052,372	11.71
France	98,054,459	10.93
Germany	70,488,417	7.85
Netherlands	27,163,444	3.03
Australia	17,883,155	1.99
Hong Kong	17,245,589	1.92
Sweden	16,234,528	1.81
Spain	14,801,504	1.65
Italy	12,720,714	1.42
Taiwan	12,115,195	1.35
Denmark	11,119,691	1.24
Canada	10,449,842	1.16
Ireland	8,738,253	0.97
South Korea	5,896,185	0.66
Belgium	5,886,734	0.66
Singapore	5,600,684	0.62
Norway	3,954,866	0.44
Austria	3,612,530	0.40
Israel	3,314,496	0.37
Finland	3,009,709	0.33
Bermuda	2,024,052	0.23
Russia	1,523,858	0.17
New Zealand	602,462	0.07
Total	$897,417,108	100.00%
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$92,791,183	$743,145,818	$—	$835,937,001
Preferred Stock	—	15,768,097	—	15,768,097
Government Money Market Mutual Funds	9,641,000	—	—	9,641,000
Short Term Investments	—	36,071,010	—	36,071,010
Total Assets	$102,432,183	$794,984,925	$0	$897,417,108
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(685,603)	—	(685,603)
Total Liabilities	$0	$(685,603)	$0	$(685,603)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

March 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $23,432,185 in forward contracts for the reporting period.

March 31, 2020